Segmentation of key figures - Top 20 (Details 11) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017		Dec. 31, 2016
Disclosure of operating segments [line items]
Net sales to third parties	$ 51,900	$ 49,109		$ 48,518
YTD [member]
Disclosure of operating segments [line items]
Net sales, change in %	6.00%	1.00%
US [member]
Disclosure of operating segments [line items]
Net sales to third parties	$ 17,560	$ 16,935		17,117
US [member] | YTD [member]
Disclosure of operating segments [line items]
Net sales, change in %	4.00%	(1.00%)
Innovative Medicines | YTD [member]
Disclosure of operating segments [line items]
Net sales, change in %	8.00%	1.00%
Innovative Medicines | Top 20 products [member]
Disclosure of operating segments [line items]
Net sales to third parties	$ 26,946	$ 24,568		23,999
Innovative Medicines | Rest of portfolio [member]
Disclosure of operating segments [line items]
Net sales to third parties	7,946	7,710		7,832
Innovative Medicines | Oncology [member] | Top 20 products [member] | Tasigna [member]
Disclosure of operating segments [line items]
Net sales to third parties	1,874	1,841		1,739
Innovative Medicines | Oncology [member] | Top 20 products [member] | Sandostatin [member]
Disclosure of operating segments [line items]
Net sales to third parties	1,587	1,612		1,646
Innovative Medicines | Oncology [member] | Top 20 products [member] | Gleevec/Glivec [member]
Disclosure of operating segments [line items]
Net sales to third parties	1,561	1,943		3,323
Innovative Medicines | Oncology [member] | Top 20 products [member] | Afinitor/Votubia [member]
Disclosure of operating segments [line items]
Net sales to third parties	1,556	1,525		1,516
Innovative Medicines | Oncology [member] | Top 20 products [member] | Promacta/Revolade [member]
Disclosure of operating segments [line items]
Net sales to third parties	1,174	867		635
Innovative Medicines | Oncology [member] | Top 20 products [member] | Tafinlar + Mekinist [member]
Disclosure of operating segments [line items]
Net sales to third parties	1,155	873		672
Innovative Medicines | Oncology [member] | Top 20 products [member] | Exjade/Jadenu [member]
Disclosure of operating segments [line items]
Net sales to third parties	1,099	1,059		956
Innovative Medicines | Oncology [member] | Top 20 products [member] | Exforge Group [member]
Disclosure of operating segments [line items]
Net sales to third parties	1,002	960		926
Innovative Medicines | Oncology [member] | Top 20 products [member] | Jakavi [member]
Disclosure of operating segments [line items]
Net sales to third parties	977	777		581
Innovative Medicines | Oncology [member] | Top 20 products [member] | Votrient [member]
Disclosure of operating segments [line items]
Net sales to third parties	828	808		729
Innovative Medicines | Pharmaceutical [member] | Ophthalmology [member] | Top 20 products [member] | Lucentis [member]
Disclosure of operating segments [line items]
Net sales to third parties	2,046	1,888		1,835
Innovative Medicines | Pharmaceutical [member] | Ophthalmology [member] | Top 20 products [member] | Travoprost Group [member]
Disclosure of operating segments [line items]
Net sales to third parties	517	589		619
Innovative Medicines | Pharmaceutical [member] | Neuroscience [member] | Top 20 products [member] | Gilenya [member]
Disclosure of operating segments [line items]
Net sales to third parties	3,341	3,185		3,109
Innovative Medicines | Pharmaceutical [member] | Respiratory [member] | Top 20 products [member] | Xolair [member]
Disclosure of operating segments [line items]
Net sales to third parties	1,039	920		835
Innovative Medicines | Pharmaceutical [member] | Cardio-Metabolic [member] | Top 20 products [member] | Entresto [member]
Disclosure of operating segments [line items]
Net sales to third parties	1,028	507
Innovative Medicines | Pharmaceutical [member] | Established Medicines [member] | Top 20 products [member] | Galvus Group [member]
Disclosure of operating segments [line items]
Net sales to third parties	1,284	1,233		1,193
Innovative Medicines | Pharmaceutical [member] | Established Medicines [member] | Top 20 products [member] | Diovan Group [member]
Disclosure of operating segments [line items]
Net sales to third parties	1,023	957		1,073
Innovative Medicines | Pharmaceutical [member] | Established Medicines [member] | Top 20 products [member] | Zortress/Certican [member]
Disclosure of operating segments [line items]
Net sales to third parties	464
Innovative Medicines | Pharmaceutical [member] | Established Medicines [member] | Top 20 products [member] | Voltaren/Cataflam [member]
Disclosure of operating segments [line items]
Net sales to third parties		465		525
Innovative Medicines | Pharmaceutical [member] | Immunology, Hepatology and Dermatology [member] | Top 20 products [member] | Cosentyx [member]
Disclosure of operating segments [line items]
Net sales to third parties	2,837	2,071		1,128
Innovative Medicines | Pharmaceutical [member] | Immunology, Hepatology and Dermatology [member] | Top 20 products [member] | Ilaris [member]
Disclosure of operating segments [line items]
Net sales to third parties	554
Innovative Medicines | Pharmaceutical [member] | Immunology, Hepatology and Dermatology [member] | Top 20 products [member] | Neoral/Sandimmun(e) [member]
Disclosure of operating segments [line items]
Net sales to third parties		488		515
Innovative Medicines | Pharmaceutical [member] | Immunology, Hepatology and Dermatology [member] | Top 20 products [member] | Exelon/Exelon Patch [member]
Disclosure of operating segments [line items]
Net sales to third parties				444
Innovative Medicines | US [member]
Disclosure of operating segments [line items]
Net sales to third parties	$ 11,864	$ 10,857		10,644
Innovative Medicines | US [member] | YTD [member]
Disclosure of operating segments [line items]
Net sales, change in %	9.00%	2.00%
Innovative Medicines | US [member] | Top 20 products [member]
Disclosure of operating segments [line items]
Net sales to third parties	$ 9,654	$ 8,445		7,923
Innovative Medicines | US [member] | Rest of portfolio [member]
Disclosure of operating segments [line items]
Net sales to third parties	2,210	2,412		2,721
Innovative Medicines | US [member] | Oncology [member] | Top 20 products [member] | Tasigna [member]
Disclosure of operating segments [line items]
Net sales to third parties	806	810		722
Innovative Medicines | US [member] | Oncology [member] | Top 20 products [member] | Sandostatin [member]
Disclosure of operating segments [line items]
Net sales to third parties	817	832		853
Innovative Medicines | US [member] | Oncology [member] | Top 20 products [member] | Gleevec/Glivec [member]
Disclosure of operating segments [line items]
Net sales to third parties	440	627		1,214
Innovative Medicines | US [member] | Oncology [member] | Top 20 products [member] | Afinitor/Votubia [member]
Disclosure of operating segments [line items]
Net sales to third parties	929	819		775
Innovative Medicines | US [member] | Oncology [member] | Top 20 products [member] | Promacta/Revolade [member]
Disclosure of operating segments [line items]
Net sales to third parties	581	446		310
Innovative Medicines | US [member] | Oncology [member] | Top 20 products [member] | Tafinlar + Mekinist [member]
Disclosure of operating segments [line items]
Net sales to third parties	457	339		298
Innovative Medicines | US [member] | Oncology [member] | Top 20 products [member] | Exjade/Jadenu [member]
Disclosure of operating segments [line items]
Net sales to third parties	521	515		447
Innovative Medicines | US [member] | Oncology [member] | Top 20 products [member] | Exforge Group [member]
Disclosure of operating segments [line items]
Net sales to third parties	19	28		10
Innovative Medicines | US [member] | Oncology [member] | Top 20 products [member] | Votrient [member]
Disclosure of operating segments [line items]
Net sales to third parties	404	407		357
Innovative Medicines | US [member] | Pharmaceutical [member] | Ophthalmology [member] | Top 20 products [member] | Travoprost Group [member]
Disclosure of operating segments [line items]
Net sales to third parties	194	216		211
Innovative Medicines | US [member] | Pharmaceutical [member] | Neuroscience [member] | Top 20 products [member] | Gilenya [member]
Disclosure of operating segments [line items]
Net sales to third parties	1,765	1,709		1,683
Innovative Medicines | US [member] | Pharmaceutical [member] | Cardio-Metabolic [member] | Top 20 products [member] | Entresto [member]
Disclosure of operating segments [line items]
Net sales to third parties	556	297
Innovative Medicines | US [member] | Pharmaceutical [member] | Established Medicines [member] | Top 20 products [member] | Diovan Group [member]
Disclosure of operating segments [line items]
Net sales to third parties	84	87		147
Innovative Medicines | US [member] | Pharmaceutical [member] | Established Medicines [member] | Top 20 products [member] | Zortress/Certican [member]
Disclosure of operating segments [line items]
Net sales to third parties	145
Innovative Medicines | US [member] | Pharmaceutical [member] | Immunology, Hepatology and Dermatology [member] | Top 20 products [member] | Cosentyx [member]
Disclosure of operating segments [line items]
Net sales to third parties	1,674	1,275		765
Innovative Medicines | US [member] | Pharmaceutical [member] | Immunology, Hepatology and Dermatology [member] | Top 20 products [member] | Ilaris [member]
Disclosure of operating segments [line items]
Net sales to third parties	262
Innovative Medicines | US [member] | Pharmaceutical [member] | Immunology, Hepatology and Dermatology [member] | Top 20 products [member] | Neoral/Sandimmun(e) [member]
Disclosure of operating segments [line items]
Net sales to third parties		38		41
Innovative Medicines | US [member] | Pharmaceutical [member] | Immunology, Hepatology and Dermatology [member] | Top 20 products [member] | Exelon/Exelon Patch [member]
Disclosure of operating segments [line items]
Net sales to third parties				90
Innovative Medicines | Rest of the world [member]
Disclosure of operating segments [line items]
Net sales to third parties	23,028	21,421		21,187
Innovative Medicines | Rest of the world [member] | Top 20 products [member]
Disclosure of operating segments [line items]
Net sales to third parties	17,292	16,123		16,076
Innovative Medicines | Rest of the world [member] | Rest of portfolio [member]
Disclosure of operating segments [line items]
Net sales to third parties	5,736	5,298		5,111
Innovative Medicines | Rest of the world [member] | Oncology [member] | Top 20 products [member] | Tasigna [member]
Disclosure of operating segments [line items]
Net sales to third parties	1,068	1,031		1,017
Innovative Medicines | Rest of the world [member] | Oncology [member] | Top 20 products [member] | Sandostatin [member]
Disclosure of operating segments [line items]
Net sales to third parties	770	780		793
Innovative Medicines | Rest of the world [member] | Oncology [member] | Top 20 products [member] | Gleevec/Glivec [member]
Disclosure of operating segments [line items]
Net sales to third parties	1,121	1,316		2,109
Innovative Medicines | Rest of the world [member] | Oncology [member] | Top 20 products [member] | Afinitor/Votubia [member]
Disclosure of operating segments [line items]
Net sales to third parties	627	706		741
Innovative Medicines | Rest of the world [member] | Oncology [member] | Top 20 products [member] | Promacta/Revolade [member]
Disclosure of operating segments [line items]
Net sales to third parties	593	421		325
Innovative Medicines | Rest of the world [member] | Oncology [member] | Top 20 products [member] | Tafinlar + Mekinist [member]
Disclosure of operating segments [line items]
Net sales to third parties	698	534		374
Innovative Medicines | Rest of the world [member] | Oncology [member] | Top 20 products [member] | Exjade/Jadenu [member]
Disclosure of operating segments [line items]
Net sales to third parties	578	544		509
Innovative Medicines | Rest of the world [member] | Oncology [member] | Top 20 products [member] | Exforge Group [member]
Disclosure of operating segments [line items]
Net sales to third parties	983	932		916
Innovative Medicines | Rest of the world [member] | Oncology [member] | Top 20 products [member] | Jakavi [member]
Disclosure of operating segments [line items]
Net sales to third parties	977	777		581
Innovative Medicines | Rest of the world [member] | Oncology [member] | Top 20 products [member] | Votrient [member]
Disclosure of operating segments [line items]
Net sales to third parties	424	401		372
Innovative Medicines | Rest of the world [member] | Pharmaceutical [member] | Ophthalmology [member] | Top 20 products [member] | Lucentis [member]
Disclosure of operating segments [line items]
Net sales to third parties	2,046	1,888		1,835
Innovative Medicines | Rest of the world [member] | Pharmaceutical [member] | Ophthalmology [member] | Top 20 products [member] | Travoprost Group [member]
Disclosure of operating segments [line items]
Net sales to third parties	323	373		408
Innovative Medicines | Rest of the world [member] | Pharmaceutical [member] | Neuroscience [member] | Top 20 products [member] | Gilenya [member]
Disclosure of operating segments [line items]
Net sales to third parties	1,576	1,476		1,426
Innovative Medicines | Rest of the world [member] | Pharmaceutical [member] | Respiratory [member] | Top 20 products [member] | Xolair [member]
Disclosure of operating segments [line items]
Net sales to third parties	1,039	920		835
Innovative Medicines | Rest of the world [member] | Pharmaceutical [member] | Cardio-Metabolic [member] | Top 20 products [member] | Entresto [member]
Disclosure of operating segments [line items]
Net sales to third parties	472	210
Innovative Medicines | Rest of the world [member] | Pharmaceutical [member] | Established Medicines [member] | Top 20 products [member] | Galvus Group [member]
Disclosure of operating segments [line items]
Net sales to third parties	1,284	1,233		1,193
Innovative Medicines | Rest of the world [member] | Pharmaceutical [member] | Established Medicines [member] | Top 20 products [member] | Diovan Group [member]
Disclosure of operating segments [line items]
Net sales to third parties	939	870		926
Innovative Medicines | Rest of the world [member] | Pharmaceutical [member] | Established Medicines [member] | Top 20 products [member] | Zortress/Certican [member]
Disclosure of operating segments [line items]
Net sales to third parties	319
Innovative Medicines | Rest of the world [member] | Pharmaceutical [member] | Established Medicines [member] | Top 20 products [member] | Voltaren/Cataflam [member]
Disclosure of operating segments [line items]
Net sales to third parties		465		525
Innovative Medicines | Rest of the world [member] | Pharmaceutical [member] | Immunology, Hepatology and Dermatology [member] | Top 20 products [member] | Cosentyx [member]
Disclosure of operating segments [line items]
Net sales to third parties	1,163	796		363
Innovative Medicines | Rest of the world [member] | Pharmaceutical [member] | Immunology, Hepatology and Dermatology [member] | Top 20 products [member] | Ilaris [member]
Disclosure of operating segments [line items]
Net sales to third parties	292
Innovative Medicines | Rest of the world [member] | Pharmaceutical [member] | Immunology, Hepatology and Dermatology [member] | Top 20 products [member] | Neoral/Sandimmun(e) [member]
Disclosure of operating segments [line items]
Net sales to third parties		450		474
Innovative Medicines | Rest of the world [member] | Pharmaceutical [member] | Immunology, Hepatology and Dermatology [member] | Top 20 products [member] | Exelon/Exelon Patch [member]
Disclosure of operating segments [line items]
Net sales to third parties				354
Operating segments [member] | Innovative Medicines
Disclosure of operating segments [line items]
Net sales to third parties	$ 34,892	$ 32,278	[1]	31,831	[1]
Net sales, change in %	8.00%	1.00%
Operating segments [member] | Innovative Medicines | Oncology [member]
Disclosure of operating segments [line items]
Net sales to third parties	$ 13,428	$ 12,274		12,790
Net sales, change in %	9.00%	(4.00%)
Operating segments [member] | Innovative Medicines | Oncology [member] | Tasigna [member]
Disclosure of operating segments [line items]
Net sales to third parties	$ 1,874	$ 1,841		1,739
Net sales, change in %	2.00%	6.00%
Operating segments [member] | Innovative Medicines | Oncology [member] | Sandostatin [member]
Disclosure of operating segments [line items]
Net sales to third parties	$ 1,587	$ 1,612		1,646
Net sales, change in %	(2.00%)	(2.00%)
Operating segments [member] | Innovative Medicines | Oncology [member] | Gleevec/Glivec [member]
Disclosure of operating segments [line items]
Net sales to third parties	$ 1,561	$ 1,943		3,323
Net sales, change in %	(20.00%)	(42.00%)
Operating segments [member] | Innovative Medicines | Oncology [member] | Afinitor/Votubia [member]
Disclosure of operating segments [line items]
Net sales to third parties	$ 1,556	$ 1,525		1,516
Net sales, change in %	2.00%	1.00%
Operating segments [member] | Innovative Medicines | Oncology [member] | Promacta/Revolade [member]
Disclosure of operating segments [line items]
Net sales to third parties	$ 1,174	$ 867		635
Net sales, change in %	35.00%	37.00%
Operating segments [member] | Innovative Medicines | Oncology [member] | Tafinlar + Mekinist [member]
Disclosure of operating segments [line items]
Net sales to third parties	$ 1,155	$ 873		672
Net sales, change in %	32.00%	30.00%
Operating segments [member] | Innovative Medicines | Oncology [member] | Exjade/Jadenu [member]
Disclosure of operating segments [line items]
Net sales to third parties	$ 1,099	$ 1,059		956
Net sales, change in %	4.00%	11.00%
Operating segments [member] | Innovative Medicines | Oncology [member] | Jakavi [member]
Disclosure of operating segments [line items]
Net sales to third parties	$ 977	$ 777		581
Net sales, change in %	26.00%	34.00%
Operating segments [member] | Innovative Medicines | Oncology [member] | Votrient [member]
Disclosure of operating segments [line items]
Net sales to third parties	$ 828	$ 808		729
Net sales, change in %	2.00%	11.00%
Operating segments [member] | Innovative Medicines | Pharmaceutical [member]
Disclosure of operating segments [line items]
Net sales to third parties	$ 21,464	$ 20,004		19,041
Net sales, change in %	7.00%	5.00%
Operating segments [member] | Innovative Medicines | Pharmaceutical [member] | Ophthalmology [member]
Disclosure of operating segments [line items]
Net sales to third parties	$ 4,558	$ 4,621		4,733
Net sales, change in %	(1.00%)	(2.00%)
Operating segments [member] | Innovative Medicines | Pharmaceutical [member] | Ophthalmology [member] | Lucentis [member]
Disclosure of operating segments [line items]
Net sales to third parties	$ 2,046	$ 1,888		1,835
Net sales, change in %	8.00%	3.00%
Operating segments [member] | Innovative Medicines | Pharmaceutical [member] | Ophthalmology [member] | Travoprost Group [member]
Disclosure of operating segments [line items]
Net sales to third parties	$ 517	$ 589		619
Net sales, change in %	(12.00%)	(5.00%)
Operating segments [member] | Innovative Medicines | Pharmaceutical [member] | Neuroscience [member]
Disclosure of operating segments [line items]
Net sales to third parties	$ 3,429	$ 3,287		3,233
Net sales, change in %	4.00%	2.00%
Operating segments [member] | Innovative Medicines | Pharmaceutical [member] | Neuroscience [member] | Gilenya [member]
Disclosure of operating segments [line items]
Net sales to third parties	$ 3,341	$ 3,185		3,109
Net sales, change in %	5.00%	2.00%
Operating segments [member] | Innovative Medicines | Pharmaceutical [member] | Respiratory [member]
Disclosure of operating segments [line items]
Net sales to third parties	$ 1,767	$ 1,617		1,521
Net sales, change in %	9.00%	6.00%
Operating segments [member] | Innovative Medicines | Pharmaceutical [member] | Respiratory [member] | Xolair [member]
Disclosure of operating segments [line items]
Net sales to third parties	$ 1,039	$ 920		835
Net sales, change in %	13.00%	10.00%
Operating segments [member] | Innovative Medicines | Pharmaceutical [member] | Cardio-Metabolic [member]
Disclosure of operating segments [line items]
Net sales to third parties	$ 1,050	$ 524		184
Net sales, change in %	100.00%	185.00%
Operating segments [member] | Innovative Medicines | Pharmaceutical [member] | Cardio-Metabolic [member] | Entresto [member]
Disclosure of operating segments [line items]
Net sales to third parties	$ 1,028	$ 507		170
Net sales, change in %	103.00%	198.00%
Operating segments [member] | Innovative Medicines | Pharmaceutical [member] | Established Medicines [member]
Disclosure of operating segments [line items]
Net sales to third parties	$ 7,268	$ 7,481		7,958
Net sales, change in %	(3.00%)	(6.00%)
Operating segments [member] | Innovative Medicines | Pharmaceutical [member] | Established Medicines [member] | Galvus Group [member]
Disclosure of operating segments [line items]
Net sales to third parties	$ 1,284	$ 1,233		1,193
Net sales, change in %	4.00%	3.00%
Operating segments [member] | Innovative Medicines | Pharmaceutical [member] | Established Medicines [member] | Diovan Group [member]
Disclosure of operating segments [line items]
Net sales to third parties	$ 1,023	$ 957		1,073
Net sales, change in %	7.00%	(11.00%)
Operating segments [member] | Innovative Medicines | Pharmaceutical [member] | Established Medicines [member] | Exforge Group [member]
Disclosure of operating segments [line items]
Net sales to third parties	$ 1,002	$ 960		926
Net sales, change in %	4.00%	4.00%
Operating segments [member] | Innovative Medicines | Pharmaceutical [member] | Established Medicines [member] | Zortress/Certican [member]
Disclosure of operating segments [line items]
Net sales to third parties	$ 464	$ 414		398
Net sales, change in %	12.00%	4.00%
Operating segments [member] | Innovative Medicines | Pharmaceutical [member] | Established Medicines [member] | Neoral/Sandimmun(e) [member]
Disclosure of operating segments [line items]
Net sales to third parties	$ 463	$ 488		515
Net sales, change in %	(5.00%)	(5.00%)
Operating segments [member] | Innovative Medicines | Pharmaceutical [member] | Established Medicines [member] | Voltaren/Cataflam [member]
Disclosure of operating segments [line items]
Net sales to third parties	$ 445	$ 465		525
Net sales, change in %	(4.00%)	(11.00%)
Operating segments [member] | Innovative Medicines | Pharmaceutical [member] | Immunology, Hepatology and Dermatology [member]
Disclosure of operating segments [line items]
Net sales to third parties	$ 3,392	$ 2,474		1,412
Net sales, change in %	37.00%	75.00%
Operating segments [member] | Innovative Medicines | Pharmaceutical [member] | Immunology, Hepatology and Dermatology [member] | Cosentyx [member]
Disclosure of operating segments [line items]
Net sales to third parties	$ 2,837	$ 2,071		1,128
Net sales, change in %	37.00%	84.00%
Operating segments [member] | Innovative Medicines | Pharmaceutical [member] | Immunology, Hepatology and Dermatology [member] | Ilaris [member]
Disclosure of operating segments [line items]
Net sales to third parties	$ 554	$ 402		$ 283
Net sales, change in %	38.00%	42.00%

[1]	Restated to reflect the product transfers between the Innovative Medicines and Alcon Divisions that was effective as of January 1, 2018